RESEARCH AND DEVELOPMENT, NET (Tables)	12 Months Ended
Jan. 31, 2022
Research and Development [Abstract]
Schedule of Activity for Capitalized Software Development Costs	Activity for our capitalized software development costs for the years ended January 31, 2022, 2021, and 2020, was as follows:

	Year Ended January 31,
(in thousands)	2022	2021	2020
Capitalized software development costs, net, beginning of year	$11,315	$11,679	$6,076
Software development costs capitalized during the year	6,033	5,132	7,638
Amortization of capitalized software development costs	(3,291)	(3,072)	(2,023)
Write-offs of capitalized software development costs	(142)	(2,244)	—
Foreign currency translation and other	5	(180)	(12)
Capitalized software development costs, net, end of year	$13,920	$11,315	$11,679